Leases - Summary of Details of Future Minimum Lease Payments under Operating Lease Contracts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 279,792	₩ 705,182
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	100,443	287,149
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	120,939	389,057
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 58,410	₩ 28,976